VOYA MUTUAL FUNDS

Voya Multi-Manager International Factors Fund

(the “Fund”)

Supplement dated October 15, 2019

to the Fund’s Class I, Class P and Class W shares Prospectus and Class P3 shares Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated February 28, 2019

Effective immediately, Oleg Nusinzon, will no longer serve as a portfolio manager for the Fund’s PanAgora Asset Management, Inc. (“PanAgora”) sleeve. The Fund’s Prospectuses are revised as follows:
1.	All references to Oleg Nusinzon as a portfolio manager for the Fund’s PanAgora sleeve are hereby removed from the Fund’s Prospectuses.
2.

The sub-section entitled “Portfolio Management – Portfolio Managers – Sub-Adviser - PanAgora Asset Management, Inc.” of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following.

	Sub-Adviser PanAgora Asset Management, Inc. Portfolio Managers Jaime Lee, PhD Portfolio Manager (since 01/17)	George Mussalli, CFA Portfolio Manager (since 01/17)
3.

The following paragraph is included in the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Factors Fund – PanAgora Asset Management, Inc.:”

George Mussalli, CFA, Portfolio Manager, is the Chief Investment Officer and Head of Research, Equity at PanAgora. He is responsible for oversight of the firm’s Dynamic, Stock Selector, and Diversified Arbitrage strategies, as well as the Equity team’s Data Infrastructure, Portfolio Construction, Portfolio Strategy and Trading teams. He joined PanAgora in June 2004.

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VOYA MUTUAL FUNDS

Voya Multi-Manager International Factors Fund

(the “Fund”)

Supplement dated October 15, 2019

to the Fund’s Class I, Class P, Class P3 and Class W shares

Statement of Additional Information

(the “SAI”)

dated February 28, 2019

Effective immediately, Oleg Nusinzon, will no longer serve as a portfolio manager for the Fund’s PanAgora Asset Management, Inc. (“PanAgora”). The Fund’s SAI is revised as follows:
1.	All references to Oleg Nusinzon as a portfolio manager for the Fund’s PanAgora sleeve are hereby removed from the Fund’s SAI.
2.

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – Voya Multi-Manager International Factors Fund – PanAgora” in the Fund’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
George Mussalli, CFA[3]	3	$613,230,303	29[4]	$9,887,198,436	73[5]	$16,952,832,953

3       As of September 30, 2019.

4       Two of these accounts with total assets of $182,046,173 have performance-based advisory fees.

5       Ten of these accounts with total assets of $5,960,842,021 have performance-based advisory fees.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
George Mussalli, CFA[1]	None

1       As of September 30, 2019.

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